[SUTHERLAND ASBILL & BRENNAN LLP]



STEPHEN E. ROTH
DIRECT LINE: 202.383.0158
Internet: steve.roth@sablaw.com

                               February 17, 2006

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:     Horace Mann Life Insurance Company
        Horace Mann Insurance Company Separate Account
        (File No. 333-129284)

Commissioners:

On behalf of Horace Mann Life Insurance Company (the "Company") and Horace Mann Insurance Company Separate Account (the "Account"), I hereby certify that the form of prospectus and statement of additional information dated February 14, 2006, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

Please contact the undersigned at (202) 383-0158, or Patrice Pitts of our firm at (202) 383-0548, if you have any questions or comments regarding this transmittal.

Sincerely,

/s/ Stephen E. Roth

Stephen E. Roth

Attachment

cc:  Elizabeth Arthur, Esq.
       Patrice M. Pitts, Esq.